Financial Risk Management Objectives and Policies as Restated (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Summary of Sensitivity to Reasonably Possible Change in Exchange Rates

The following table demonstrates the sensitivity at the end of the reporting period to a reasonably possible change in the EUR and RMB exchange rate against US$, with all other variables held constant, of the Group’s loss before tax (due to changes in the fair values of monetary assets and liabilities).

	Increase/ (decrease) in the rate of foreign currency	Decrease/ (increase) in loss before tax
	%	US$’000
Year ended December 31, 2021
If US$ strengthens against RMB	5	1,215
If US$ weakens against RMB	(5)	(1,215)
If US$ strengthens against EUR	5	(3,086)
If US$ weakens against EUR	(5)	3,086
Year ended December 31, 2020
If US$ strengthens against RMB	5	678
If US$ weakens against RMB	(5)	(678)
If US$ strengthens against EUR	5	(817)
If US$ weakens against EUR	(5)	817
Year ended December 31, 2019
If US$ strengthens against RMB	5	329
If US$ weakens against RMB	(5)	(329)
If US$ strengthens against EUR	5	3,310
If US$ weakens against EUR	(5)	(3,310)

Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments

The maturity profile of the Group’s financial liabilities as at the end of the reporting period, based on contractual undiscounted payments, is as follows:

As at December 31, 2021
	Less than 1 years	Over 1 years	Total
	US$’000	US$’000	US$’000
Trade and notes payables	7,043	—	7,043
Other payables and accruals	16,867	—	16,867
Warrant liability	87,900	—	87,900
Interest-bearing loans and borrowings (note)	—	120,462	120,462
Lease liabilities	911	1,708	2,619
	112,721	122,170	234,891

As at December 31, 2020
	Less than 1 years	Over 1 years	Total
	US$’000	US$’000	US$’000
Trade and notes payables	5,238	—	5,238
Other payables and accruals	25,760	—	25,760
Lease liabilities	1,464	2,099	3,563
	32,462	2,099	34,561

Summary of Monitoring Capital Using Gearing Ratio

The Group monitors capital using a gearing ratio, which is total liabilities divided by total assets. The gearing ratios as at the end of each year were as follows:

	December 31, 2021	December 31, 2020
	US$’000	US$’000
Total liabilities	353,521	124,322
Total assets	1,119,465	722,093
Gearing ratio	32%	17%